Investments: Investments in Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
Amortized cost of debt securities available for sale	$ 12,698		$ 12,854
Debt securities, available for sale, at fair value	12,351	[1]	13,194	[2]
US Government Agencies Debt Securities
Amortized cost of debt securities available for sale	10,333		9,888
Available-for-sale Debt Securities Gross Unrealized Gain	26		103
Available-for-sale Debt Securities, Gross Unrealized Loss	(546)		(4)
Debt securities, available for sale, at fair value	9,813		9,987
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	2,365		2,966
Available-for-sale Debt Securities Gross Unrealized Gain	173		241
Debt securities, available for sale, at fair value	2,538		3,207
Debt Securities
Amortized cost of debt securities available for sale	12,698		12,854
Available-for-sale Debt Securities Gross Unrealized Gain	199		344
Available-for-sale Debt Securities, Gross Unrealized Loss	(546)		(4)
Debt securities, available for sale, at fair value	$ 12,351		$ 13,194

[1]	Amortized cost - $12,698
[2]	Amortized cost - $12,854